UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 10.3%
Auto Components 1.3%
Autoliv, Inc.	99,400	1,479,072
Household Durables 2.1%
Fortune Brands, Inc.	64,050	1,521,187
Whirlpool Corp. (a)	44,950	999,239

		2,520,426
Leisure Equipment & Products 1.8%
Mattel, Inc.	174,150	2,061,936
Specialty Retail 5.1%
Best Buy Co., Inc.	51,200	1,475,584
Staples, Inc.	78,100	1,245,695

The Men's Wearhouse, Inc. (a)	138,550	1,479,714
TJX Companies, Inc.	80,950	1,802,756

		6,003,749
Consumer Staples 8.3%
Food & Staples Retailing 1.8%
SUPERVALU, Inc.	133,350	2,081,594
Food Products 3.0%
Corn Products International, Inc.	50,600	1,020,602
H.J. Heinz Co.	75,300	2,460,051

		3,480,653
Household Products 1.0%
Energizer Holdings, Inc.*	28,400	1,198,196
Tobacco 2.5%
Lorillard, Inc.	50,700	2,962,908
Energy 8.5%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	47,200	1,383,432
BJ Services Co.	97,800	945,726

		2,329,158
Oil, Gas & Consumable Fuels 6.5%
Cameco Corp.	105,250	1,534,545
Chesapeake Energy Corp.	139,300	2,178,652
Cimarex Energy Co.	62,450	1,227,142
Newfield Exploration Co.*	84,300	1,629,519
Noble Energy, Inc.	24,650	1,122,561

		7,692,419
Financials 16.4%
Capital Markets 1.8%
Ameriprise Financial, Inc.	135,800	2,164,652
Commercial Banks 2.6%
Comerica, Inc. (a)	65,750	986,908
Marshall & Ilsley Corp. (a)	196,849	901,568
SunTrust Banks, Inc.	93,800	1,128,414

		3,016,890
Insurance 8.1%
Allstate Corp.	104,600	1,760,418
Cincinnati Financial Corp.	96,450	1,981,083
HCC Insurance Holdings, Inc.	110,800	2,432,060
RenaissanceRe Holdings Ltd.	72,413	3,260,757

		9,434,318
Real Estate Investment Trusts 3.9%
Annaly Capital Management, Inc. (REIT)	133,700	1,858,430
Hospitality Properties Trust (REIT)	71,350	813,390
Ventas, Inc. (REIT)	87,250	1,881,983

		4,553,803
Health Care 10.0%
Biotechnology 1.2%
Biogen Idec, Inc.*	30,300	1,395,012
Health Care Equipment & Supplies 4.3%
Kinetic Concepts, Inc.* (a)	76,800	1,672,704

The Cooper Companies, Inc. (a)	106,250	2,336,438
Zimmer Holdings, Inc.*	28,200	987,564

		4,996,706
Pharmaceuticals 4.5%
Biovail Corp.	260,650	2,749,857
Mylan, Inc.* (a)	206,900	2,571,767

		5,321,624
Industrials 15.9%
Aerospace & Defense 5.1%
Alliant Techsystems, Inc.* (a)	36,350	2,568,491
L-3 Communications Holdings, Inc.	33,750	2,283,187
Northrop Grumman Corp.	31,300	1,169,368

		6,021,046
Commercial Services & Supplies 1.1%
R.R. Donnelley & Sons Co.	163,150	1,270,939
Electrical Equipment 5.3%
Cooper Industries Ltd. "A"	103,850	2,190,196
General Cable Corp.* (a)	88,650	1,367,870
Hubbell, Inc. "B"	102,050	2,685,956

		6,244,022
Machinery 3.3%
Eaton Corp.	39,850	1,440,578
Parker Hannifin Corp.	72,425	2,416,822

		3,857,400
Trading Companies & Distributors 1.1%
WESCO International, Inc.*	78,400	1,301,440
Information Technology 8.3%
Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.* (a)	51,350	1,510,204
Arrow Electronics, Inc.*	133,050	2,212,621

		3,722,825
IT Services 1.5%
Affiliated Computer Services, Inc. "A"*	38,600	1,799,918
Semiconductors & Semiconductor Equipment 1.2%
Xilinx, Inc.	83,100	1,469,208
Software 2.4%
Check Point Software Technologies Ltd.*	125,900	2,766,023
Materials 7.1%
Chemicals 2.8%
CF Industries Holdings, Inc.	17,800	1,145,074
PPG Industries, Inc.	68,900	2,140,034

		3,285,108
Metals & Mining 3.9%
Freeport-McMoRan Copper & Gold, Inc.	42,400	1,289,808
Yamana Gold, Inc.	370,900	3,211,994

		4,501,802
Paper & Forest Products 0.4%
International Paper Co.	84,200	479,098

Telecommunication Services 2.5%
Diversified Telecommunication Services
Windstream Corp.	391,100	2,917,606
Utilities 12.1%
Electric Utilities 8.4%
American Electric Power Co., Inc.	83,900	2,353,395
Edison International	115,550	3,145,271
PPL Corp.	41,950	1,169,985
Progress Energy, Inc.	90,300	3,198,426

		9,867,077
Multi-Utilities 3.7%
Ameren Corp.	96,950	2,305,471
Integrys Energy Group, Inc.	85,650	2,059,883

		4,365,354

Total Common Stocks (Cost $195,035,610)		116,561,982
Securities Lending Collateral 10.8%
Daily Assets Fund Institutional, 1.05% (b) (c) (Cost $12,615,090)	12,615,090	12,615,090
Cash Equivalents 0.6%
Cash Management QP Trust, 0.85% (b) (Cost $752,220)	752,220	752,220
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $208,402,920) †	110.8	129,929,292
Other Assets and Liabilities, Net	(10.8)	(12,678,155)

Net Assets	100.0	117,251,137

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $208,683,094. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $78,753,802. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $569,133 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $79,322,935.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2009 amounted to $11,958,429 which is 10.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 125,965,078
Level 2	3,964,214
Level 3	-
Total	$ 129,929,292

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009